Organization and nature of business (Tables)	12 Months Ended
Dec. 31, 2012
Percentages of Units Outstanding and The Interests inThe Partnership's Profits

The percentages of units outstanding represented by each class at December 31, 2012, and of the interests in the Partnership’s profits at December 31, 2011 and 2010, were approximately as follows:

	At December 31,
	2012	2011	2010
General Partner units/interests	15.99%	17.78%	18.72%
Class A common units/interests	22.82%	24.46%	25.76%
Class B common units/interests	43.99%	40.94%	37.80%
Preferred units/Class C interests	17.20%	16.82%	17.72%

	100.00%	100.00%	100.00%